Reconciliation of Ireland Statutory Corporate Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Ireland statutory corporate income tax rate	12.50%	12.50%	12.50%
Income (loss) of Irish non-trading entities	(9.90%)	(11.50%)	(30.80%)
Foreign rate differential	5.10%	(20.90%)	36.30%
Uncertain tax positions	14.80%	16.20%	133.40%
Change in deferred tax asset valuation allowance	17.20%	9.80%	53.00%
Permanent differences	3.50%	17.10%	35.70%
Tax credits	(3.90%)		(43.40%)
Intangible assets basis adjustment			7.70%
Tax law changes			1.50%
Deferred charge on intercompany transaction	3.50%
Other differences	(0.90%)
Effective income tax rate	41.90%	23.20%	205.90%